[SECURITY BENEFIT LIFE INSURANCE COMPANY LOGO]

One Security Benefit Place • Topeka, Kansas 66636-0001
800.888.2461 • SecurityBenefit.com

December 10, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account I
1940 Act Registration Number: 811-01778
1933 Act Registration Numbers: 002-31020
CIK: 0000087062
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Security Equity Fund	0000088525	December 9, 2013
Security Income Fund	0000088498	December 9, 2013
Security Large Cap Value Fund	0000088565	December 9, 2013
Security Mid Cap Growth Fund	0000088676	December 9, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company